ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about assets and liabilities classified as held for sale [Abstract]
Disclosure of detailed information about assets and liabilities classified as held for sale
The major classes of assets and liabilities of the businesses classified as held for sale are as follows:

US$ MILLIONS	June 30, 2025
Assets
Cash and cash equivalents	$28
Accounts receivable and other current assets	231
Investment Properties	3,591
Goodwill and other non-current assets	352
Total assets classified as held for sale	$4,202

Liabilities
Accounts payable and other liabilities	$205
Deferred income tax liability	395
Non-recourse borrowings	2,192
Total liabilities directly associated with assets classified as held for sale	2,792
Net assets classified as held for sale	$1,410